RELATED PARTY TRANSACTIONS - Remuneration (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Directors
Transactions with related parties
Remuneration	Rp 347	Rp 263	Rp 270
% of total expenses	0.35%	0.28%	0.29%
Board of Commissioners
Transactions with related parties
Remuneration	Rp 140	Rp 108	Rp 123
% of total expenses	0.14%	0.12%	0.13%